Other Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Investments [Abstract]
Schedule of Other Investments
	As at December 31,
	2025	2024
	$ Thousands
Debt investments - at FVOCI	107,313	142,619